Financial Risks - Aging and Severity Unrealised Losses Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of available for sale securities [line items]
Carrying value	€ (95)	€ (121)
CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(7)
0 - 6 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(10)	(7)
0 - 6 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(2)	(6)
0 - 6 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		(1)
6 - 12 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(37)	(4)
6 - 12 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(26)	(3)
6 - 12 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(11)	(1)
12-24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(8)	(52)
12-24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(4)	(21)
12-24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(4)	(22)
12-24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		(9)
> 24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(41)	(58)
> 24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(17)	(24)
> 24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(20)	(9)
> 24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(3)	(25)
Carrying value [member]
Disclosure of available for sale securities [line items]
Carrying value	670	608
Carrying value [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	3
Carrying value [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Carrying value	97	132
Carrying value [member] | 0 - 6 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	94	131
Carrying value [member] | 0 - 6 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		1
Carrying value [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Carrying value	363	45
Carrying value [member] | 6 - 12 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	349	43
Carrying value [member] | 6 - 12 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	14	1
Carrying value [member] | 12-24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	48	213
Carrying value [member] | 12-24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	43	175
Carrying value [member] | 12-24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	5	33
Carrying value [member] | 12-24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		4
Carrying value [member] | > 24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	162	219
Carrying value [member] | > 24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	143	192
Carrying value [member] | > 24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	17	13
Carrying value [member] | > 24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	€ 2	€ 14